Parametric

Emerging Markets Fund

April 30, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Argentina — 0.6%
Arcos Dorados Holdings, Inc., Class A	14,242	$81,606
Grupo Financiero Galicia S.A., Class B ADR(1)	3,387	25,369
MercadoLibre, Inc.(2)	1,496	2,350,186
Pampa Energia S.A. ADR(1)(2)	2,099	28,168
Transportadora de Gas del Sur S.A. ADR(2)	11,563	52,496
YPF S.A. ADR(2)	11,024	41,671

		$2,579,496

Bahrain — 0.8%
Ahli United Bank BSC	2,906,812	$2,003,096
Al Salam Bank-Bahrain BSC(2)	3,334,348	570,238
GFH Financial Group BSC	1,312,993	223,201
Ithmaar Holding BSC(2)	14,771,027	833,759

		$3,630,294

Bangladesh — 0.6%
ACI, Ltd.	36,966	$105,252
Bangladesh Export Import Co., Ltd.	109,867	112,459
Beximco Pharmaceuticals, Ltd.	128,063	288,880
City Bank, Ltd. (The)	456,803	123,503
Grameenphone, Ltd.	18,840	75,268
Heidelberger Cement Bangladesh, Ltd.(2)	34,055	97,843
Islami Bank Bangladesh, Ltd.	238,618	78,607
Jamuna Oil Co., Ltd.	41,841	76,963
Khulna Power Co., Ltd.	180,134	74,409
Meghna Petroleum, Ltd.	28,407	59,394
Olympic Industries, Ltd.	121,003	239,555
Pubali Bank, Ltd.	477,334	140,812
Renata, Ltd.	12,838	194,187
Social Islami Bank, Ltd.	840,676	122,033
Square Pharmaceuticals, Ltd.	171,709	429,307
Summit Power, Ltd.	213,128	106,960
Titas Gas Transmission & Distribution Co., Ltd.	278,098	107,521
Unique Hotel & Resorts, Ltd.	250,436	93,647
United Commercial Bank, Ltd.	582,499	95,800

		$2,622,400

Botswana — 0.8%
Absa Bank Botswana, Ltd.	644,814	$260,290
Botswana Insurance Holdings, Ltd.	420,412	675,024
First National Bank of Botswana, Ltd.	3,016,198	594,904
Letshego Holdings, Ltd.	2,275,836	167,104
Sechaba Breweries Holdings, Ltd.	1,033,670	1,574,331

		$3,271,653

Security	Shares	Value
Brazil — 4.7%
AMBEV S.A.	144,850	$398,387
B2W Cia Digital(2)	21,080	261,247
B3 S.A. - Brasil Bolsa Balcao	26,800	254,085
Banco Bradesco S.A., PFC Shares	104,275	457,831
Banco do Brasil S.A.	22,198	121,123
BB Seguridade Participacoes S.A.	19,700	80,982
Bradespar S.A., PFC Shares	8,800	115,037
BRF S.A.(2)	63,340	242,420
CCR S.A.	73,900	163,797
Centrais Eletricas Brasileiras S.A., PFC Shares	33,600	228,740
Cia de Saneamento Basico do Estado de Sao Paulo	20,960	165,070
Cia Energetica de Minas Gerais, PFC Shares	58,337	148,633
Cia Hering	22,200	112,062
Cia Paranaense de Energia, PFC Shares	107,000	123,309
Cia Siderurgica Nacional S.A.	9,800	88,744
Cielo S.A.	566,406	359,735
Cogna Educacao(2)	289,536	206,277
Cosan S.A.	16,300	270,244
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	63,400	274,630
Embraer S.A. ADR(1)(2)	9,248	102,190
Engie Brasil Energia S.A.	16,250	121,664
Equatorial Energia S.A.	51,900	239,720
Fleury S.A.	87,400	411,092
Gerdau S.A., PFC Shares	15,900	97,237
Hypera S.A.	126,700	808,428
Iochpe Maxion S.A.(2)	61,000	152,835
Itau Unibanco Holding S.A., PFC Shares	51,620	261,614
Itausa S.A., PFC Shares	48,275	89,404
JBS S.A.	31,625	175,356
Klabin S.A., PFC Shares(2)	103,800	105,290
Localiza Rent a Car S.A.	42,789	506,500
Lojas Americanas S.A., PFC Shares	95,341	366,126
Lojas Renner S.A.	55,977	416,320
Magazine Luiza S.A.	40,000	147,495
Marfrig Global Foods S.A.	38,855	138,695
MRV Engenharia e Participacoes S.A.	45,900	146,605
Multiplan Empreendimentos Imobiliarios S.A.	30,700	130,157
Natura & Co. Holding S.A.(2)	34,100	305,968
Notre Dame Intermedica Participacoes S.A.	112,100	1,677,151
Odontoprev S.A.	110,900	260,711
Pagseguro Digital, Ltd., Class A(1)(2)	34,700	1,587,178
Petroleo Brasileiro S.A., PFC Shares	379,400	1,649,732
Qualicorp Consultoria e Corretora de Seguros S.A.	60,200	299,778
Rumo S.A.(2)	100,319	369,360
Sendas Distribuidora S.A.	11,369	169,299
StoneCo, Ltd., Class A(2)	23,400	1,512,576
Suzano S.A.(2)	10,620	134,254
Telefonica Brasil S.A.	40,700	323,679
TIM S.A.	99,950	224,297
Totvs S.A.	210,270	1,203,854
Transmissora Alianca de Energia Electrica S.A.	24,900	191,607
Ultrapar Participacoes S.A.	46,968	182,527
Vale S.A.	50,847	1,020,488

Security	Shares	Value
Weg S.A.	73,904	$476,317
YDUQS Participacoes S.A.	24,300	130,893

		$20,208,750

Bulgaria — 0.3%
CB First Investment Bank AD(2)	235,000	$233,746
Chimimport AD(2)	329,922	180,089
MonBat AD(2)	60,235	216,234
Petrol AD(2)	25,625	3,331
Sopharma AD	254,600	519,938

		$1,153,338

Chile — 2.0%
Aguas Andinas S.A., Series A	483,322	$137,367
Banco de Chile	4,032,063	431,725
Banco de Credito e Inversiones S.A.	4,803	223,042
Banco Santander Chile	6,739,212	369,802
CAP S.A.	7,626	135,947
Cencosud S.A.	243,352	505,207
Cia Cervecerias Unidas S.A.	28,753	264,580
Cia Sud Americana de Vapores S.A.(2)	8,583,228	519,295
Colbun S.A.	827,805	142,096
Embotelladora Andina S.A., Class B, PFC Shares	93,248	222,384
Empresa Nacional de Telecomunicaciones S.A.	44,883	252,034
Empresas CMPC S.A.	143,316	398,251
Empresas COPEC S.A.	118,477	1,275,904
Enel Americas S.A.	1,981,984	282,129
Enel Chile S.A.(2)	2,475,796	168,948
Falabella S.A.	255,877	1,155,664
Parque Arauco S.A.(2)	496,799	771,065
Ripley Corp. S.A.	484,810	154,850
Sociedad Matriz SAAM S.A.	3,952,527	314,765
Sociedad Quimica y Minera de Chile S.A., Series B, PFC Shares	13,116	691,094
Sonda S.A.	225,936	143,370
Vina Concha y Toro S.A.	92,943	162,287

		$8,721,806

China — 18.7%
21Vianet Group, Inc. ADR(2)	14,100	$393,531
3SBio, Inc.(2)(3)	508,000	480,225
AAC Technologies Holdings, Inc.(1)	69,500	385,807
AECC Aviation Power Co., Ltd.	40,221	234,561
Agile Group Holdings, Ltd.	92,000	143,720
Aier Eye Hospital Group Co., Ltd., Class A	51,114	585,892
Air China, Ltd., Class H	178,000	140,742
Alibaba Group Holding, Ltd. ADR(2)	14,100	3,256,395
Aluminum Corp. of China, Ltd., Class H(2)	1,182,000	610,782
Angang Steel Co., Ltd., Class H(1)	306,400	210,637
Anhui Conch Cement Co., Ltd., Class H	106,000	632,677
ANTA Sports Products, Ltd.	15,000	267,576
Baidu, Inc. ADR(2)	5,032	1,058,381
Bank of Beijing Co., Ltd.	182,760	134,347
Bank of China, Ltd., Class H	896,000	355,486
Bank of Ningbo Co., Ltd., Class A	33,500	218,300

Security	Shares	Value
BeiGene, Ltd. ADR(2)	2,200	$755,788
Beijing Capital International Airport Co., Ltd., Class H	436,000	316,495
Beijing Enterprises Holdings, Ltd.	75,000	244,650
Beijing Enterprises Water Group, Ltd.(2)	648,000	247,494
Beijing Originwater Technology Co., Ltd., Class A	127,500	138,307
BOE Technology Group Co., Ltd., Class A	341,100	384,563
Brilliance China Automotive Holdings, Ltd.(4)	326,000	245,095
BYD Co., Ltd., Class H	7,654	159,161
BYD Electronic (International) Co., Ltd.(1)	91,500	485,493
Changchun High & New Technology Industry Group, Inc., Class A	6,200	475,201
Changjiang Securities Co., Ltd., Class A	112,200	125,277
Chengdu Xingrong Environment Co., Ltd., Class A	125,700	100,890
China Bluechemical, Ltd., Class H	1,270,000	359,065
China Coal Energy Co., Ltd., Class H	268,000	144,948
China Communications Services Corp., Ltd., Class H	658,000	284,529
China Construction Bank Corp., Class H	1,135,630	896,400
China Dongxiang Group Co., Ltd.	1,842,624	242,120
China Everbright Environment Group, Ltd.	373,925	235,051
China Evergrande Group(1)	135,000	227,810
China Fortune Land Development Co., Ltd.	68,027	58,528
China Gas Holdings, Ltd.	165,400	596,177
China International Marine Containers Co., Ltd.	44,906	84,386
China Jinmao Holdings Group, Ltd.	352,000	133,352
China Life Insurance Co., Ltd., Class H	92,000	186,498
China Longyuan Power Group Corp., Ltd., Class H	248,000	364,692
China Mengniu Dairy Co., Ltd.(2)	109,000	583,379
China Merchants Bank Co., Ltd., Class H	58,524	470,089
China Merchants Port Holdings Co., Ltd.	198,035	316,827
China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	74,674	133,882
China Molybdenum Co., Ltd., Class H	915,000	618,043
China National Building Material Co., Ltd., Class H	382,000	551,643
China Northern Rare Earth Group High-Tech Co., Ltd.(2)	117,100	366,558
China Oilfield Services, Ltd., Class H	198,000	180,911
China Overseas Land & Investment, Ltd.	196,660	497,718
China Petroleum & Chemical Corp., Class H	2,619,741	1,292,071
China Railway Group, Ltd., Class H	412,000	212,709
China Resources Beer Holdings Co., Ltd.	72,000	580,011
China Resources Gas Group, Ltd.	96,000	519,415
China Resources Land, Ltd.	148,000	692,946
China Resources Medical Holdings Co., Ltd.	355,000	308,094
China Resources Power Holdings Co., Ltd.	267,600	351,537
China Shenhua Energy Co., Ltd., Class H	433,500	902,934
China Shineway Pharmaceutical Group, Ltd.	381,000	274,497
China Shipbuilding Industry Co., Ltd.(2)	185,800	117,281
China Southern Airlines Co., Ltd., Class H(1)(2)	564,000	381,929
China State Construction Engineering Corp., Ltd.	156,440	119,288
China Tourism Group Duty Free Corp., Ltd., Class A	6,700	321,524
China Travel International Investment Hong Kong, Ltd.(2)	1,372,855	238,006
China Vanke Co., Ltd., Class H	149,577	523,057
China Yangtze Power Co., Ltd.	162,200	499,958
Chongqing Changan Automobile Co., Ltd., Class A(2)	98,800	249,721
CIFI Holdings Group Co., Ltd.	374,000	334,145
CITIC, Ltd.	142,000	149,138

Security	Shares	Value
COSCO SHIPPING Development Co., Ltd., Class H	2,095,000	$368,589
COSCO SHIPPING Energy Transportation Co., Ltd., Class H	186,000	81,010
COSCO SHIPPING Holdings Co., Ltd., Class H(2)	314,975	561,152
COSCO SHIPPING Ports, Ltd.	110,000	92,399
Country Garden Holdings Co., Ltd.	533,880	634,670
Country Garden Services Holdings Co., Ltd.	56,589	592,818
CSPC Pharmaceutical Group, Ltd.	755,760	932,864
Daqin Railway Co., Ltd.	235,100	249,742
Daqo New Energy Corp. ADR(2)	6,200	499,038
Dong-E-E-Jiao Co., Ltd., Class A	16,200	88,798
Dongfeng Motor Group Co., Ltd., Class H	264,000	229,441
East Money Information Co., Ltd., Class A	33,658	166,870
Focus Media Information Technology Co., Ltd., Class A	196,344	326,114
Ganfeng Lithium Co., Ltd., Class A	10,550	176,791
GDS Holdings, Ltd. ADR(2)	9,300	771,621
Gemdale Corp.	80,700	146,277
Golden Eagle Retail Group, Ltd.	136,941	123,111
Great Wall Motor Co., Ltd., Class H	50,000	124,129
Guangdong Baolihua New Energy Stock Co., Ltd., Class A	86,500	73,453
Guangdong Investment, Ltd.	258,000	397,223
Guangzhou Automobile Group Co., Ltd., Class H	199,218	169,952
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class H	220,000	592,100
Guangzhou R&F Properties Co., Ltd., Class H	178,000	227,187
Haier Smart Home Co., Ltd., Class H(2)	47,553	204,501
Han’s Laser Technology Industry Group Co., Ltd., Class A	23,400	144,611
Hengan International Group Co., Ltd.	110,000	710,862
Hengtong Optic-electric Co., Ltd.	38,780	69,217
Hesteel Co., Ltd., Class A(2)	506,400	199,261
Huadian Power International Corp., Ltd., Class H	460,000	140,801
Huadong Medicine Co., Ltd., Class A	56,653	458,573
Huaneng Power International, Inc., Class H	670,000	241,179
Huayu Automotive Systems Co., Ltd.	53,308	215,436
Hubei Energy Group Co., Ltd., Class A	94,014	67,330
Hundsun Technologies, Inc.	17,303	244,693
Iflytek Co., Ltd., Class A	34,550	270,867
Industrial & Commercial Bank of China, Ltd., Class H	1,167,000	757,256
Industrial Bank Co., Ltd.	97,902	328,275
Inner Mongolia BaoTou Steel Union Co., Ltd.(2)	707,000	160,341
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	53,200	335,332
Innovent Biologics, Inc.(2)(3)	72,500	786,392
JD.com, Inc. ADR(2)	8,606	665,760
Jiangsu Expressway Co., Ltd., Class H	214,000	251,865
Jiangsu Hengrui Medicine Co., Ltd., Class A	32,301	418,408
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	14,600	433,003
Jiangxi Copper Co., Ltd., Class H	154,000	373,812
Jinke Properties Group Co., Ltd., Class A	130,499	132,812
Jinyu Bio-Technology Co., Ltd.	43,862	147,504
Jizhong Energy Resources Co., Ltd., Class A	231,400	130,562
Kingboard Holdings., Ltd.	87,100	514,365
Kingdee International Software Group Co., Ltd.	246,000	810,117
Kingsoft Corp, Ltd.	105,000	740,842
Kunlun Energy Co., Ltd.	338,000	361,401
Kweichow Moutai Co., Ltd., Class A	2,900	895,930

Security	Shares	Value
KWG Group Holdings, Ltd.	156,000	$249,916
KWG Living Group Holdings, Ltd.(2)	78,000	79,936
Lee & Man Paper Manufacturing, Ltd.	275,000	239,110
Lenovo Group, Ltd.(1)	502,000	685,910
Lepu Medical Technology Beijing Co., Ltd., Class A	33,300	164,725
Li Ning Co., Ltd.	35,208	285,737
Longfor Group Holdings, Ltd.(3)	86,000	534,186
LONGi Green Energy Technology Co., Ltd.	32,342	493,378
Luxshare Precision Industry Co., Ltd., Class A	71,034	403,673
Luye Pharma Group, Ltd.(3)	496,500	300,492
Maanshan Iron & Steel Co., Ltd., Class H(1)	286,000	136,498
NARI Technology Co., Ltd.	48,600	239,339
NetEase, Inc. ADR	7,510	841,571
New Oriental Education & Technology Group, Inc. ADR(2)	23,000	350,980
Nine Dragons Paper Holdings, Ltd.	195,000	267,204
Oceanwide Holdings Co., Ltd., Class A	204,000	86,492
Offshore Oil Engineering Co., Ltd.	141,100	94,551
OFILM Group Co., Ltd., Class A	65,800	85,844
Oriental Pearl Group Co., Ltd., Class A	75,920	103,175
PetroChina Co., Ltd., Class H	2,594,000	938,426
Ping An Bank Co., Ltd., Class A	79,188	284,418
Ping An Insurance (Group) Co. of China, Ltd., Class H	74,000	806,768
Pingdingshan Tianan Coal Mining Co., Ltd.	131,900	134,212
Poly Developments and Holdings Group Co., Ltd., Class A	94,900	204,764
Poly Property Group Co., Ltd.	700,000	199,777
Power Construction Corp. of China, Ltd.	354,500	208,907
RiseSun Real Estate Development Co., Ltd., Class A	163,200	155,123
SAIC Motor Corp., Ltd.	55,100	170,721
Sanan Optoelectronics Co., Ltd.	84,900	327,604
SDIC Power Holdings Co., Ltd.	98,000	149,705
Shan Xi Hua Yang Group New Energy Co., Ltd.	126,000	107,639
Shandong Gold Mining Co., Ltd.	50,680	151,097
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	112,000	250,743
Shanghai Electric Group Co., Ltd., Class H(2)	282,000	97,871
Shanghai Industrial Holdings, Ltd.	204,000	315,134
Shanxi Lu’an Environmental Energy Development Co., Ltd.	152,200	210,099
Shenzhen Inovance Technology Co., Ltd., Class A	18,600	255,929
Shenzhen Investment, Ltd.	674,000	246,619
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd., Class A	171,300	121,996
Shimao Group Holdings, Ltd.	118,500	342,293
Siasun Robot & Automation Co., Ltd., Class A(2)	55,000	81,898
Sichuan Chuantou Energy Co., Ltd.	88,600	154,040
Sihuan Pharmaceutical Holdings Group, Ltd.(1)	240,000	95,783
Sino Biopharmaceutical, Ltd.	639,500	686,259
Sino-Ocean Group Holding, Ltd.	659,000	146,397
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,307,000	323,110
Sinopharm Group Co., Ltd., Class H	60,400	186,295
Sunac China Holdings, Ltd.	133,000	515,875
Sunac Services Holdings, Ltd.(2)(3)	6,048	18,709
Sunny Optical Technology Group Co., Ltd.	50,900	1,233,925
Tencent Holdings, Ltd.	67,339	5,371,766
Tingyi (Cayman Islands) Holding Corp.	238,000	427,636
Tongling Nonferrous Metals Group Co., Ltd., Class A	424,000	185,919

Security	Shares	Value
Trip.com Group, Ltd. ADR(2)	9,254	$361,646
Tsingtao Brewery Co., Ltd., Class H	77,566	702,484
Wanhua Chemical Group Co., Ltd.	19,665	310,952
Want Want China Holdings, Ltd.	1,157,920	836,852
Weichai Power Co., Ltd., Class H	102,742	237,815
Weimob, Inc.(2)(3)	219,000	483,416
Wens Foodstuffs Group Co., Ltd., Class A	51,000	113,265
West China Cement, Ltd.(1)	1,502,000	266,471
WH Group, Ltd.(3)	834,000	726,666
Wuliangye Yibin Co., Ltd., Class A	18,600	815,076
Wuxi Biologics Cayman, Inc.(2)(3)	130,500	1,831,932
Xinhu Zhongbao Co., Ltd.	301,800	143,357
Xinyi Solar Holdings, Ltd.	438,000	730,506
Yangzijiang Shipbuilding Holdings, Ltd.	326,900	350,817
Yanzhou Coal Mining Co., Ltd., Class H	218,000	259,726
Yonghui Superstores Co., Ltd.	124,700	107,138
Yuan Longping High-tech Agriculture Co., Ltd., Class A(2)	65,900	171,855
Yuexiu Property Co., Ltd.	1,130,000	261,237
Yunnan Baiyao Group Co., Ltd., Class A	21,200	351,391
Zhaojin Mining Industry Co., Ltd., Class H	372,500	337,426
Zhejiang Dahua Technology Co., Ltd., Class A	69,550	251,259
Zhejiang Expressway Co., Ltd., Class H	422,000	366,825
Zhejiang Huahai Pharmaceutical Co., Ltd.	41,250	137,926
Zhongjin Gold Corp., Ltd.	115,900	152,647
Zhongtian Financial Group Co., Ltd., Class A(2)	315,000	134,502
Zhuzhou CRRC Times Electric Co., Ltd., Class H	89,500	355,343
Zijin Mining Group Co., Ltd., Class H	502,000	701,375
ZTE Corp., Class H(1)	155,303	386,915
ZTO Express Cayman, Inc. ADR	6,900	221,904

		$80,083,895

Colombia — 1.1%
Bancolombia S.A.	36,723	$273,174
Bancolombia S.A. ADR, PFC Shares	13,055	390,736
Celsia S.A. ESP	79,589	91,394
Cementos Argos S.A.	198,580	271,418
Corp. Financiera Colombiana S.A.(2)	13,924	118,788
Ecopetrol S.A.	2,266,358	1,334,464
Grupo Argos S.A.	172,980	488,065
Grupo Aval Acciones y Valores S.A., PFC Shares	467,549	137,650
Grupo de Inversiones Suramericana S.A.	27,791	141,868
Grupo de Inversiones Suramericana S.A., PFC Shares	17,097	77,165
Grupo Nutresa S.A.	113,547	650,430
Interconexion Electrica S.A.	112,738	642,191

		$4,617,343

Croatia — 0.6%
Adris Grupa DD, PFC Shares(2)	6,806	$437,828
Atlantic Grupa DD	604	144,380
Ericsson Nikola Tesla DD	1,039	272,646
Hrvatski Telekom DD	13,350	405,825
Koncar-Elektroindustrija DD(2)	1,251	142,499
Podravka Prehrambena Ind DD	1,816	160,901

Security	Shares	Value
Valamar Riviera DD(2)	206,194	$949,220
Zagrebacka Banka DD(2)	8,951	81,917

		$2,595,216

Czech Republic — 0.6%
CEZ AS	54,921	$1,529,632
Komercni Banka AS(2)	22,280	674,430
O2 Czech Republic AS(2)	8,600	105,651
Philip Morris CR AS	304	205,789

		$2,515,502

Egypt — 0.6%
Cleopatra Hospital(2)	330,000	$97,043
Commercial International Bank Egypt SAE(2)	210,183	765,215
Eastern Co. SAE	492,265	371,049
Egypt Kuwait Holding Co. SAE(2)	511,500	511,900
Egyptian Financial Group-Hermes Holding Co.(2)	120,844	108,971
ElSewedy Electric Co.	281,156	145,028
Ibnsina Pharma SAE(2)	257,560	63,133
Juhayna Food Industries(2)	264,000	92,756
Medinet Nasr Housing	500,000	122,405
Oriental Weavers	271,447	104,058
Six of October Development & Investment Co.(2)	134,471	146,219
Talaat Moustafa Group	316,254	114,314
Telecom Egypt Co.	158,772	110,217

		$2,752,308

Estonia — 0.7%
AS Merko Ehitus(2)	8,852	$171,218
AS Tallink Grupp(2)	1,844,311	1,650,382
AS Tallinna Kaubamaja Grupp	66,001	744,429
AS Tallinna Vesi	32,785	558,714

		$3,124,743

Ghana — 0.5%
CalBank PLC	1,765,286	$256,849
Ghana Commercial Bank, Ltd.	1,434,648	1,180,852
Standard Chartered Bank of Ghana, Ltd.	215,500	678,081

		$2,115,782

Greece — 1.2%
Aegean Airlines S.A.(2)	27,897	$178,845
Alpha Services and Holdings S.A.(2)	177,383	281,342
Costamare, Inc.	17,619	185,352
Eurobank Ergasias Services and Holdings S.A.(2)	220,993	208,591
GEK Terna Holding Real Estate Construction S.A.(2)	11,096	133,929
Hellenic Petroleum S.A.	23,972	166,417
Hellenic Telecommunications Organization S.A.	47,649	808,014
Holding Co. ADMIE IPTO S.A.	26,908	87,093
JUMBO S.A.	30,850	576,335
Motor Oil (Hellas) Corinth Refineries S.A.	25,953	399,831
Mytilineos S.A.	27,551	511,878
National Bank of Greece S.A.(2)	72,155	224,815
OPAP S.A.	52,858	810,637
Public Power Corp. S.A.(2)	15,885	180,791

Security	Shares	Value
Terna Energy S.A.	7,268	$108,825
Titan Cement International S.A.(2)	12,190	249,605
Tsakos Energy Navigation, Ltd.	16,120	149,110

		$5,261,410

Hungary — 0.6%
Magyar Telekom Telecommunications PLC	102,640	$142,085
MOL Hungarian Oil & Gas PLC(2)	106,026	732,440
OTP Bank Nyrt.(2)	14,267	641,370
Richter Gedeon Nyrt.	37,768	1,080,187

		$2,596,082

India — 5.3%
ABB India, Ltd.	6,696	$125,425
ACC, Ltd.	4,578	115,900
Adani Enterprises, Ltd.(2)	10,974	169,428
Adani Ports and Special Economic Zone, Ltd.(2)	18,849	184,453
Alkem Laboratories, Ltd.	4,518	167,957
Apollo Hospitals Enterprise, Ltd.	9,012	389,086
Asian Paints, Ltd.	5,800	197,737
Aurobindo Pharma, Ltd.	20,924	276,269
Axis Bank, Ltd.(2)	16,772	160,495
Bajaj Auto, Ltd.(2)	4,334	223,611
Bharat Forge, Ltd.(2)	14,189	116,612
Bharat Heavy Electricals, Ltd.(2)	277,624	179,750
Bharat Petroleum Corp., Ltd.	16,891	95,954
Bharti Airtel, Ltd.	117,185	845,538
Biocon, Ltd.(2)	54,499	278,811
Cadila Healthcare, Ltd.(2)	32,897	253,310
Cipla, Ltd.(2)	38,493	472,409
Coal India, Ltd.	73,904	132,416
Container Corp. of India, Ltd.	9,400	74,645
Crompton Greaves Consumer Electricals, Ltd.	19,469	100,968
Cummins India, Ltd.	12,800	144,308
Dabur India, Ltd.	10,292	74,900
Divi’s Laboratories, Ltd.(2)	9,150	500,073
DLF, Ltd.	36,243	120,146
Dr. Reddy’s Laboratories, Ltd.	7,621	530,995
Eicher Motors, Ltd.(2)	3,860	125,876
GAIL (India), Ltd.	104,139	192,442
GlaxoSmithKline Pharmaceuticals, Ltd.	7,462	147,217
Glenmark Pharmaceuticals, Ltd.	21,554	167,719
Godrej Consumer Products, Ltd.(2)	12,875	119,982
Grasim Industries, Ltd.	7,443	140,520
Gujarat State Petronet, Ltd.	48,082	175,145
Havells India, Ltd.	14,443	191,683
HCL Technologies, Ltd.	35,417	429,677
Hero MotoCorp, Ltd.	5,743	218,295
Hindalco Industries, Ltd.	30,836	150,856
Hindustan Unilever, Ltd.	17,701	560,538
Housing Development Finance Corp., Ltd.	12,767	418,020
ICICI Bank, Ltd.(2)	40,017	323,725
Indian Oil Corp., Ltd.	99,120	121,184
Indus Towers, Ltd.	59,046	201,555

Security	Shares	Value
Infosys, Ltd.	120,258	$2,176,253
Ipca Laboratories, Ltd.	6,586	187,401
ITC, Ltd.	76,886	209,742
JSW Steel, Ltd.	14,970	143,798
Kotak Mahindra Bank, Ltd.(2)	8,924	209,509
Larsen & Toubro, Ltd.	19,435	350,738
Lupin, Ltd.	28,226	407,182
Mahindra & Mahindra, Ltd.	37,002	375,118
Maruti Suzuki India, Ltd.	3,854	334,418
Nestle India, Ltd.	1,119	246,271
NTPC, Ltd.	271,426	374,537
Oil & Natural Gas Corp., Ltd.	123,509	179,530
Piramal Enterprises, Ltd.	9,852	222,313
Power Grid Corporation of India, Ltd.	97,400	289,379
Reliance Industries, Ltd.	64,774	1,741,452
Siemens, Ltd.	5,381	136,028
Sun Pharmaceutical Industries, Ltd.	64,876	571,993
Sun TV Network, Ltd.	26,788	196,504
Tata Consultancy Services, Ltd.	34,951	1,432,368
Tata Consumer Products, Ltd.	18,584	167,570
Tata Motors, Ltd.(2)	78,747	308,744
Tata Power Co., Ltd. (The)	149,699	199,031
Tata Steel, Ltd.	17,980	248,065
Tech Mahindra, Ltd.	28,861	372,868
Titan Co., Ltd.	16,302	327,300
Torrent Pharmaceuticals, Ltd.	4,744	160,194
UltraTech Cement, Ltd.	2,833	238,744
UPL, Ltd.	24,538	200,331
Vedanta, Ltd.	41,367	142,596
Vodafone Idea, Ltd.(2)	759,569	85,318
Voltas, Ltd.	13,500	174,238
Wipro, Ltd.	45,049	297,789
WNS Holdings, Ltd. ADR(2)	3,000	217,290
Zee Entertainment Enterprises, Ltd.	44,401	110,640

		$22,650,882

Indonesia — 2.6%
Ace Hardware Indonesia Tbk PT	1,088,200	$111,449
Adaro Energy Tbk PT	4,096,500	352,238
AKR Corporindo Tbk PT	470,000	106,179
Aneka Tambang Tbk	1,730,400	296,888
Astra Argo Lestari Tbk PT	159,300	102,704
Astra International Tbk PT	3,968,600	1,508,207
Bank Central Asia Tbk PT	310,700	687,815
Bank Mandiri Persero Tbk PT	430,100	183,120
Bank Negara Indonesia Persero Tbk PT	359,100	141,334
Bank Rakyat Indonesia Persero Tbk PT	1,547,100	432,933
Bintang Oto Global Tbk PT(2)	1,572,600	143,651
Bukit Asam Tbk PT	1,334,900	218,442
Bumi Serpong Damai Tbk PT(2)	3,215,100	261,292
Charoen Pokphand Indonesia Tbk PT	801,800	390,913
Erajaya Swasembada Tbk PT(2)	4,907,500	207,023
Gudang Garam Tbk PT(2)	89,300	222,976
Indocement Tunggal Prakarsa Tbk PT	342,500	304,155

Security	Shares	Value
Indofood Sukses Makmur Tbk PT	672,300	$303,238
Jasa Marga (Persero) Tbk PT	780,500	223,934
Kalbe Farma Tbk PT	4,445,600	443,101
Lippo Karawaci Tbk PT(2)	19,017,880	281,331
Medco Energi Internasional Tbk PT(2)	3,858,120	177,915
Media Nusantara Citra Tbk PT(2)	1,995,400	135,220
Mitra Adiperkasa Tbk PT(2)	2,749,100	152,206
Mitra Keluarga Karyasehat Tbk PT	1,185,700	214,874
Perusahaan Gas Negara Tbk PT	1,221,100	103,242
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,193,000	107,604
PP Persero Tbk PT	1,377,389	115,974
Semen Indonesia Persero Tbk PT	509,000	366,798
Telkom Indonesia Persero Tbk PT	4,521,300	998,957
Tower Bersama Infrastructure Tbk PT	2,018,000	389,056
Unilever Indonesia Tbk PT	596,900	247,757
United Tractors Tbk PT	322,883	472,568
Vale Indonesia Tbk PT(2)	690,800	219,748
Waskita Karya Persero Tbk PT	2,474,900	189,869
Wijaya Karya Persero Tbk PT	982,300	97,678
XL Axiata Tbk PT	485,100	69,974

		$10,982,363

Jordan — 0.6%
Arab Bank PLC	249,678	$1,409,198
Arab Potash Co. PLC	19,441	622,832
Bank of Jordan	83,270	218,196
Jordan Islamic Bank	30,248	120,898
Jordan Petroleum Refinery	74,659	304,772
Jordanian Electric Power Co.	59,043	103,745

		$2,779,641

Kazakhstan — 0.2%
Halyk Savings Bank of Kazakhstan JSC GDR(5)	16,192	$231,970
Kcell JSC GDR(5)	96,329	513,074

		$745,044

Kenya — 0.7%
ABSA Bank Kenya PLC	1,104,860	$90,137
British American Tobacco Kenya PLC	35,200	147,207
East African Breweries, Ltd.(2)	346,480	540,437
Equity Group Holdings PLC(2)	580,700	210,473
KCB Group, Ltd.	461,120	173,176
Kenya Power & Lighting, Ltd.(2)	4,351,554	56,103
Safaricom PLC	4,418,472	1,658,812

		$2,876,345

Kuwait — 1.2%
Agility Public Warehousing Co. KSC	225,546	$707,671
Boubyan Bank KSCP(2)	114,433	248,434
Boubyan Petrochemicals Co. KSCP	146,006	447,792
Burgan Bank SAK	129,020	96,236
Gulf Bank KSCP	196,041	140,919
Kuwait Finance House KSCP	291,308	697,524
Mabanee Co. KPSC	210,783	488,431

Security	Shares	Value
Mobile Telecommunications Co. KSCP	410,204	$819,306
National Bank of Kuwait SAK	427,951	1,166,549
National Industries Group Holding SAK	522,891	376,096

		$5,188,958

Lithuania — 0.5%
Apranga PVA(2)	317,588	$702,817
Klaipedos Nafta AB	815,900	310,797
Rokiskio Suris	122,500	441,021
Siauliu Bankas	1,084,702	767,425

		$2,222,060

Malaysia — 2.4%
Aeon Co. (M) Bhd	440,600	$137,478
Axiata Group Bhd	194,650	183,794
Berjaya Sports Toto Bhd	274,265	136,569
CIMB Group Holdings Bhd	90,800	91,667
Dialog Group Bhd	884,031	655,331
Digi.com Bhd	173,244	177,150
Gamuda Bhd(2)	148,100	127,548
Genting Bhd	263,000	319,409
Genting Malaysia Bhd	550,100	386,399
Globetronics Technology Bhd	582,200	317,808
Hartalega Holdings Bhd	212,408	532,189
Hong Leong Bank Bhd	26,900	116,928
IGB Real Estate Investment Trust	192,600	82,245
IHH Healthcare Bhd	476,500	625,428
IJM Corp. Bhd	323,680	153,964
Inari Amertron Bhd	658,600	552,690
IOI Corp. Bhd	71,207	71,067
IOI Properties Group Bhd	266,058	88,877
KLCCP Stapled Group	42,600	72,173
Kossan Rubber Industries	210,000	227,079
Kuala Lumpur Kepong Bhd	14,600	78,366
Magnum Bhd	315,867	162,636
Malayan Banking Bhd	113,587	228,131
Malaysia Airports Holdings Bhd	50,000	73,022
Maxis Bhd	126,200	141,671
MISC Bhd	75,200	124,352
MMC Corp. Bhd	290,700	78,645
My EG Services Bhd	1,150,050	546,006
Nestle Malaysia Bhd	2,600	86,098
Petronas Chemicals Group Bhd	100,100	200,205
Petronas Dagangan Bhd	79,300	389,743
Petronas Gas Bhd	19,600	75,250
PPB Group Bhd	30,500	137,681
Press Metal Aluminium Holdings Bhd	237,040	300,679
Public Bank Bhd	266,690	270,004
Silverlake Axis, Ltd.	627,992	115,340
Sime Darby Bhd	241,339	133,100
Sime Darby Plantation Bhd	81,539	90,315
Sunway Bhd	339,006	133,976
Supermax Corp. Bhd	213,440	313,287
Telekom Malaysia Bhd	62,300	86,788

Security	Shares	Value
Tenaga Nasional Bhd	30,638	$74,448
Top Glove Corp. Bhd	567,100	780,578
VS Industry Bhd	676,700	458,245
YTL Corp. Bhd(2)	404,791	70,582

		$10,204,941

Mauritius — 0.6%
Alteo, Ltd.	338,532	$176,137
CIEL, Ltd.(2)	1,801,109	199,418
MCB Group, Ltd.(2)	76,402	434,237
Phoenix Beverages, Ltd.	20,975	314,792
Rogers & Co., Ltd.(2)	803,370	424,618
SBM Holdings, Ltd.(2)	2,636,400	248,571
Sun, Ltd., Class A(2)	389,150	123,290
Terra Mauricia, Ltd.	312,443	156,244
United Basalt Products, Ltd.	92,200	307,716

		$2,385,023

Mexico — 4.6%
Alfa SAB de CV, Series A	775,172	$540,328
Alsea SAB de CV(1)(2)	169,200	278,227
America Movil SAB de CV, Series L	3,181,205	2,228,430
Arca Continental SAB de CV	63,680	342,621
Bolsa Mexicana de Valores SAB de CV	78,775	175,267
Cemex SAB de CV, Series CPO(2)	1,546,339	1,221,377
Coca-Cola Femsa SAB de CV, Series L	85,355	400,377
Corp. Inmobiliaria Vesta SAB de CV	182,300	356,915
El Puerto de Liverpool SAB de CV(1)	47,280	199,231
Fibra Uno Administracion S.A. de CV	1,049,490	1,295,219
Fomento Economico Mexicano SAB de CV, Series UBD	181,456	1,408,418
Genomma Lab Internacional SAB de CV(1)(2)	221,300	222,753
Gruma SAB de CV, Class B	30,000	326,746
Grupo Aeroportuario del Centro Norte SAB de CV(2)	90,200	563,589
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	80,287	826,492
Grupo Aeroportuario del Sureste SAB de CV, Class B(2)	47,735	808,363
Grupo Bimbo SAB de CV, Series A	138,445	276,384
Grupo Carso SAB de CV, Series A1(2)	123,600	352,062
Grupo Elektra SAB de CV(1)	3,913	293,242
Grupo Financiero Banorte SAB de CV, Class O	151,600	860,790
Grupo Financiero Inbursa SAB de CV, Class O(2)	238,800	222,803
Grupo Mexico SAB de CV, Series B	325,879	1,478,095
Grupo Televisa SAB ADR(2)	66,700	825,746
Grupo Televisa SAB, Series CPO(2)	6,400	15,946
Industrias Penoles SAB de CV(2)	16,880	216,848
Infraestructura Energetica Nova SAB de CV(2)	89,300	383,527
Kimberly-Clark de Mexico SAB de CV, Class A	139,700	242,132
Macquarie Mexico Real Estate Management S.A. de CV(3)	240,600	285,888
Orbia Advance Corp., SAB de CV	124,099	347,112
PLA Administradora Industrial S de RL de CV	127,200	194,031
Promotora y Operadora de Infraestructura SAB de CV	57,915	445,634
Telesites SAB de CV(1)(2)	236,668	225,954
Ternium S.A. ADR(2)	5,500	214,995

Security	Shares	Value
Vista Oil & Gas SAB de CV ADR(1)(2)	48,000	$127,680
Wal-Mart de Mexico SAB de CV, Series V	501,780	1,645,517

		$19,848,739

Morocco — 0.6%
Attijariwafa Bank	7,338	$352,980
Bank of Africa	5,578	98,952
Banque Centrale Populaire	4,848	140,061
Co Sucrerie Marocaine et de Raffinage	13,010	368,707
Label Vie	228	89,163
LafargeHolcim Maroc S.A.	2,740	534,539
Maroc Telecom	39,525	609,287
Societe d’Exploitation des Ports	7,596	193,908
TAQA Morocco S.A.	695	76,330
TOTAL Maroc S.A.	466	70,855

		$2,534,782

Nigeria — 1.1%
Access Bank PLC(4)	9,080,193	$137,294
Dangote Cement PLC(4)	2,401,432	1,085,349
FBN Holdings PLC(4)	8,190,197	117,025
Flour Mills of Nigeria PLC(4)	3,215,556	197,360
Guaranty Trust Bank PLC(4)	8,113,125	506,122
Lafarge Africa PLC(4)	3,378,540	155,036
MTN Nigeria Communications PLC(4)	1,163,700	420,509
Nestle Nigeria PLC(4)	141,303	420,366
Nigerian Breweries PLC(4)	2,570,740	293,060
SEPLAT Petroleum Development Co. PLC(3)	528,379	616,614
Stanbic IBTC Holdings PLC(4)	1,298,604	123,249
Transnational Corp. of Nigeria PLC(4)	44,100,342	82,312
United Bank for Africa PLC(4)	10,544,352	159,514
Zenith Bank PLC(4)	7,051,959	325,138

		$4,638,948

Oman — 0.6%
Bank Dhofar SAOG	238,170	$67,265
Bank Muscat SAOG	563,191	569,397
Bank Nizwa SAOG	427,781	105,524
HSBC Bank Oman SAOG(2)	391,338	103,585
National Bank of Oman SAOG(2)	297,921	122,342
Oman Cement Co. SAOG	153,714	92,197
Oman Flour Mills Co. SAOG	90,796	160,175
Oman Telecommunications Co. SAOG	316,175	631,937
Omani Qatari Telecommunications Co. SAOG	268,019	271,418
Ominvest	103,161	83,014
Renaissance Services SAOG	133,705	138,948
Sembcorp Salalah Power & Water Co.	410,180	85,299
Sohar International Bank SAOG(2)	649,633	149,789

		$2,580,890

Pakistan — 0.6%
Bank Alfalah, Ltd.	369,958	$69,889
Engro Corp., Ltd.	90,410	174,311
Engro Fertilizers, Ltd.	158,054	69,012
Fauji Fertilizer Co., Ltd.	101,890	69,719
Habib Bank, Ltd.	160,318	132,130

Security	Shares	Value
Hub Power Co., Ltd. (The)	202,646	$99,698
Lucky Cement, Ltd.(2)	20,831	113,266
Mari Petroleum Co., Ltd.	17,083	168,599
MCB Bank, Ltd.	163,295	173,420
Millat Tractors, Ltd.	52,580	351,540
Nishat Mills, Ltd.	211,771	120,249
Oil & Gas Development Co., Ltd.	382,291	226,057
Pakistan Oilfields, Ltd.	56,711	129,886
Pakistan Petroleum, Ltd.	387,571	204,069
Pakistan State Oil Co., Ltd.	144,660	201,128
Searle Co., Ltd. (The)	121,651	179,856
United Bank, Ltd.	219,304	180,725

		$2,663,554

Panama — 0.3%
Banco Latinoamericano de Comercio Exterior S.A., Class E	22,400	$330,624
Copa Holdings S.A., Class A(2)	8,929	772,359

		$1,102,983

Peru — 1.2%
Cia de Minas Buenaventura SAA ADR(2)	92,550	$899,586
Credicorp, Ltd.	12,100	1,444,740
Ferreycorp SAA	779,746	379,038
Southern Copper Corp.	30,176	2,094,516
Volcan Cia Minera SAA, Class B(2)	1,290,875	255,774

		$5,073,654

Philippines — 2.4%
Aboitiz Equity Ventures, Inc.	397,000	$292,715
Aboitiz Power Corp.	730,800	349,016
Alliance Global Group, Inc.	772,200	167,699
Ayala Corp.	28,095	431,944
Ayala Land, Inc.	669,031	446,347
Ayala Land, Inc. GDR, PFC Shares(4)	3,951,800	0
Bank of the Philippine Islands	144,030	247,586
BDO Unibank, Inc.	184,394	394,357
Bloomberry Resorts Corp.(2)	2,210,600	297,681
Cosco Capital, Inc.	2,744,100	286,175
D&L Industries, Inc.	493,300	73,890
First Gen Corp.	319,822	206,474
Globe Telecom, Inc.	10,029	381,375
International Container Terminal Services, Inc.	89,500	241,458
JG Summit Holdings, Inc.	335,558	367,302
Jollibee Foods Corp.	147,026	537,235
Manila Electric Co.	49,700	281,240
Manila Water Co.(2)	415,800	127,144
Megaworld Corp.	1,361,400	88,885
Metropolitan Bank & Trust Co.	140,032	127,810
Nickel Asia Corp.	1,816,240	208,849
Petron Corp.(2)	2,007,400	142,003
PLDT, Inc.	30,440	803,490

Security	Shares	Value
Puregold Price Club, Inc.	337,403	$261,285
San Miguel Corp.	82,970	197,961
Semirara Mining & Power Corp.	681,020	173,772
SM Investments Corp.	53,371	1,065,042
SM Prime Holdings, Inc.	1,228,829	878,275
Universal Robina Corp.	375,105	1,066,302

		$10,143,312

Poland — 2.4%
AmRest Holdings SE(2)	30,208	$251,117
Asseco Poland S.A.	36,382	675,029
Bank Polska Kasa Opieki S.A.(2)	18,661	393,674
Budimex S.A.	9,658	755,907
Cyfrowy Polsat S.A.	69,567	540,833
Enea S.A.(2)	80,414	178,466
Eurocash S.A.(1)(2)	237,400	916,893
Grupa Azoty S.A.(2)	25,745	252,452
Grupa Lotos S.A.(2)	23,698	298,077
KGHM Polska Miedz S.A.(2)	14,744	754,585
LPP S.A.(2)	613	1,584,281
mBank S.A.(2)	1,863	115,237
Neuca S.A.	662	123,612
Orange Polska S.A.(2)	280,776	504,261
PGE S.A.(2)	134,122	356,872
Polski Koncern Naftowy ORLEN S.A.	45,589	800,925
Polskie Gornictwo Naftowe i Gazownictwo S.A.	270,300	468,547
Powszechna Kasa Oszczednosci Bank Polski S.A.(2)	70,432	654,828
Powszechny Zaklad Ubezpieczen S.A.(2)	42,960	369,695
Santander Bank Polska S.A.(2)	3,862	228,461
Tauron Polska Energia S.A.(2)	144,008	128,270

		$10,352,022

Qatar — 1.2%
Aamal Co. QSC	465,350	$118,637
Al Meera Consumer Goods Co.	36,720	190,527
Barwa Real Estate Co.	438,180	381,779
Commercial Bank PSQC (The)	112,207	163,253
Gulf International Services QSC(2)	443,811	186,723
Industries Qatar	258,505	936,639
Masraf Al Rayan QSC	147,361	177,557
Medicare Group	45,960	117,564
Ooredoo QPSC	123,305	235,540
Qatar Electricity & Water Co. QSC	64,821	300,621
Qatar Gas Transport Co., Ltd.	626,033	531,998
Qatar International Islamic Bank	62,147	154,898
Qatar Islamic Bank	48,537	227,664
Qatar National Bank QPSC	177,778	857,057
United Development Co. QSC	396,214	169,426
Vodafone Qatar QSC	422,193	201,807

		$4,951,690

Security	Shares	Value
Romania — 0.8%
Banca Transilvania S.A.	956,036	$581,456
BRD-Groupe Societe Generale S.A.(2)	46,481	179,174
NEPI Rockcastle PLC	96,180	647,656
OMV Petrom S.A.	8,127,320	877,470
Societatea Energetica Electrica S.A.	58,301	193,677
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	64,387	511,745
Transelectrica S.A.	15,017	97,030
Transgaz S.A. Medias	1,982	141,309

		$3,229,517

Russia — 4.8%
Aeroflot PJSC(2)	320,440	$273,360
Alrosa PJSC	275,900	399,033
Detsky Mir PJSC(3)	223,540	446,439
Evraz PLC	50,131	444,578
Federal Grid Co. Unified Energy System PJSC	81,715,440	231,072
Gazprom PJSC ADR	232,940	1,412,487
Globaltrans Investment PLC GDR(5)	56,001	348,258
Inter RAO UES PJSC	11,281,770	737,831
LSR Group PJSC GDR(5)	82,952	170,533
Lukoil PJSC ADR	13,773	1,054,148
Magnit PJSC	22,621	1,538,433
Magnitogorsk Iron & Steel Works PJSC	182,710	158,654
Mail.Ru Group, Ltd. GDR(2)(5)	15,136	338,070
MMC Norilsk Nickel PJSC ADR(6)	34,780	1,179,408
MMC Norilsk Nickel PJSC ADR(6)	8,578	293,025
Mobile TeleSystems PJSC	130,217	555,540
Moscow Exchange MICEX-RTS PJSC	47,890	112,616
Novatek PJSC GDR(5)	3,695	665,412
Novolipetsk Steel PJSC GDR(5)	11,326	397,886
OGK-2 PJSC	12,211,000	128,227
PhosAgro PJSC GDR(5)	16,892	310,323
PIK Group PJSC	20,850	254,448
Polymetal International PLC	23,869	492,864
QIWI PLC ADR(1)	11,266	118,856
Rosneft Oil Co. PJSC GDR(5)(6)	3,905	26,999
Rosneft Oil Co. PJSC GDR(5)(6)	80,506	555,333
Rosseti PJSC	8,311,000	157,793
Rostelecom PJSC(2)	107,057	148,487
RusHydro PJSC	41,587,080	454,906
Sberbank of Russia PJSC	295,738	1,165,478
Severstal PAO GDR(5)	13,622	320,601
Sistema PJSFC	453,878	205,043
Surgutneftegas PJSC ADR	39,051	174,821
Surgutneftegas PJSC, PFC Shares	421,400	240,638
Tatneft PJSC ADR	11,579	465,031
Transneft PJSC, PFC Shares	57	107,191
Unipro PJSC	3,687,000	140,625
VEON, Ltd. ADR(1)(2)	112,584	202,651
VTB Bank PJSC	267,370,000	182,451
X5 Retail Group NV GDR(5)(6)	33,518	1,028,941
X5 Retail Group NV GDR(5)(6)	2,084	63,979
Yandex NV, Class A(1)(2)	41,800	2,739,990

		$20,442,459

Security	Shares	Value
Saudi Arabia — 4.8%
Abdullah Al Othaim Markets Co.	11,103	$398,309
Advanced Petrochemical Co.	9,504	205,198
Al Hammadi Co. for Development and Investment(2)	21,961	200,839
Al Rajhi Bank	24,888	655,282
Alandalus Property Co.	41,044	283,594
Aldrees Petroleum and Transport Services Co.	8,972	150,929
Almarai Co. JSC	46,997	673,267
Arabian Centres Co., Ltd.	48,197	318,575
Arriyadh Development Co.	32,790	197,234
Astra Industrial Group	12,671	106,073
Banque Saudi Fransi	17,591	182,781
Dallah Healthcare Co.	11,134	188,778
Dar Al Arkan Real Estate Development Co.(2)	184,120	506,190
Dr Sulaiman Al Habib Medical Services Group Co.	26,423	1,062,466
Dur Hospitality Co.(2)	17,800	151,913
Emaar Economic City(2)	134,468	383,806
Etihad Etisalat Co.(2)	39,020	321,203
Fawaz Abdulaziz Al Hokair & Co.(2)	30,477	175,479
Herfy Food Services Co.	12,001	194,653
Jarir Marketing Co.	19,016	1,008,466
Leejam Sports Co. JSC(2)	9,292	183,112
Maharah Human Resources Co.	8,190	157,600
Middle East Healthcare Co.(2)	10,902	108,691
Mobile Telecommunications Co. Saudi Arabia(2)	52,345	210,917
Mouwasat Medical Services Co.	14,639	690,794
National Agriculture Development Co. (The)(2)	22,099	239,236
National Gas & Industrialization Co.(2)	12,747	125,372
National Medical Care Co.	8,200	125,751
Riyad Bank	33,722	239,513
SABIC Agri-Nutrients Co.	7,018	196,109
Sahara International Petrochemical Co.	18,653	134,882
Saudi Airlines Catering Co.(2)	20,273	411,365
Saudi Arabian Mining Co.(2)	14,076	214,239
Saudi Arabian Oil Co.(3)	239,911	2,262,180
Saudi Basic Industries Corp.	27,680	912,251
Saudi British Bank (The)(2)	11,656	95,420
Saudi Ceramic Co.(2)	15,253	203,172
Saudi Chemical Co. Holding(2)	15,425	155,615
Saudi Electricity Co.	188,668	1,306,291
Saudi Ground Services Co.(2)	33,267	309,671
Saudi Industrial Investment Group	10,164	95,830
Saudi Industrial Services Co.	17,935	225,648
Saudi Kayan Petrochemical Co.(2)	25,009	120,984
Saudi National Bank(2)	53,607	811,662
Saudi Pharmaceutical Industries & Medical Appliances Corp.	19,138	228,147
Saudi Public Transport Co.(2)	16,000	103,366
Saudi Telecom Co.	49,146	1,661,741
Saudia Dairy & Foodstuff Co.	4,476	201,088
Savola Group (The)	49,483	525,988
Seera Group Holding(2)	50,976	270,489
United Electronics Co.	10,609	340,102
United International Transportation Co.	15,846	180,026

Security	Shares	Value
Yanbu National Petrochemical Co.	11,100	$215,516

		$20,627,803

Slovenia — 0.6%
Cinkarna Celje DD	267	$68,893
Krka dd Novo mesto	15,269	1,918,169
Luka Koper	4,115	111,846
Petrol	321	154,300
Pozavarovalnica Sava DD(2)	3,525	94,846
Telekom Slovenije DD	1,849	122,986
Zavarovalnica Triglav DD(2)	2,806	113,252

		$2,584,292

South Africa — 4.4%
Anglo American Platinum, Ltd.	1,944	$265,474
AngloGold Ashanti, Ltd.	16,804	346,620
Aspen Pharmacare Holdings, Ltd.(2)	83,591	930,242
AVI, Ltd.	52,938	258,519
Barloworld, Ltd.(2)	80,207	528,579
Bid Corp., Ltd.(2)	31,500	620,853
Bidvest Group, Ltd. (The)	74,342	858,467
Capitec Bank Holdings, Ltd.(1)(2)	2,132	218,291
Clicks Group, Ltd.	24,600	410,229
DataTec, Ltd.(2)	113,600	223,174
Discovery, Ltd.(2)	21,090	191,497
Equites Property Fund, Ltd.	104,000	145,182
Exxaro Resources, Ltd.(1)	51,110	536,082
FirstRand, Ltd.	104,735	368,415
Fortress REIT, Ltd., Class A	264,918	269,836
Foschini Group, Ltd. (The)(2)	12,308	97,616
Gold Fields, Ltd.	25,997	243,953
Growthpoint Properties, Ltd.	639,500	640,009
Harmony Gold Mining Co., Ltd.	18,553	83,617
Hyprop Investments, Ltd.(1)	103,800	217,787
Impala Platinum Holdings, Ltd.	24,762	462,704
Imperial Logistics, Ltd.	60,958	199,284
Kumba Iron Ore, Ltd.(1)	2,760	125,075
Life Healthcare Group Holdings, Ltd.(2)	258,186	338,911
Mediclinic International PLC(2)	128,546	544,563
Mr Price Group, Ltd.	12,155	152,058
MTN Group, Ltd.(2)	216,300	1,368,468
MultiChoice Group, Ltd.	44,057	379,154
Naspers, Ltd., Class N	11,907	2,709,795
Netcare, Ltd.(2)	314,337	326,166
Northam Platinum, Ltd.(2)	14,202	244,226
Pick’n Pay Stores, Ltd.	36,562	136,757
Redefine Properties, Ltd.(2)	1,426,091	424,999
Resilient REIT, Ltd.	80,000	275,962
Reunert, Ltd.	98,446	330,533
Sanlam, Ltd.	28,912	111,622
Sasol, Ltd.(2)	16,993	285,873
Shoprite Holdings, Ltd.	54,115	539,295
Sibanye Stillwater, Ltd.	109,812	510,889
SPAR Group, Ltd. (The)	24,331	307,134

Security	Shares	Value
Standard Bank Group, Ltd.	16,101	$130,945
Telkom S.A. SOC, Ltd.	60,918	164,969
Tiger Brands, Ltd.	19,340	259,846
Vodacom Group, Ltd.	90,600	785,453
Wilson Bayly Holmes-Ovcon, Ltd.(2)	19,623	145,054
Woolworths Holdings, Ltd.(2)	46,024	156,137

		$18,870,314

South Korea — 4.6%
Alteogen, Inc.(2)	1,548	$111,956
AMOREPACIFIC Corp.	852	206,529
AMOREPACIFIC Group	2,180	143,833
Bukwang Pharmaceutical Co., Ltd.	7,850	152,311
Celltrion Healthcare Co., Ltd.(2)	4,045	406,636
Celltrion Pharm, Inc.(2)	1,249	148,599
Celltrion, Inc.(2)	4,022	957,408
CJ CheilJedang Corp.	423	150,143
CJ Logistics Corp.(2)	566	87,044
Coway Co., Ltd.	2,548	152,685
Daewoo Industrial Development Co., Ltd.(2)	3,657	14,794
DL E&C Co., Ltd.(2)	962	114,375
E-MART, Inc.	1,232	185,168
GS Engineering & Construction Corp.	3,086	122,053
GS Holdings Corp.	3,569	137,613
Hana Financial Group, Inc.	2,216	90,832
Hankook Tire and Technology Co., Ltd.	3,779	163,061
Hanmi Pharm Co., Ltd.	910	275,852
Hanwha Solutions Corp.(2)	4,103	168,405
Helixmith Co., Ltd.(2)	6,351	177,192
Hugel, Inc.(2)	653	108,148
Hyundai Department Store Co., Ltd.	1,615	134,302
Hyundai Engineering & Construction Co., Ltd.	4,384	198,061
Hyundai Glovis Co., Ltd.	758	130,368
Hyundai Heavy Industries Holdings Co., Ltd.	2,610	164,696
Hyundai Mobis Co., Ltd.	1,292	312,700
Hyundai Motor Co.	3,100	589,471
Hyundai Steel Co.	3,449	171,444
Kakao Corp.	4,676	476,142
Kangwon Land, Inc.(2)	5,706	129,215
KB Financial Group, Inc.	3,231	159,058
Kia Corp.	5,941	412,082
Korea Electric Power Corp.	4,640	98,472
Korea Shipbuilding & Offshore Engineering Co., Ltd.(2)	1,749	240,130
Korea Zinc Co., Ltd.	283	113,205
KT&G Corp.	3,552	262,848
Kumho Petrochemical Co., Ltd.	743	172,698
LG Chem, Ltd.	652	544,281
LG Corp.	2,100	237,530
LG Electronics, Inc.	2,209	310,347
LG Household & Health Care, Ltd.	353	487,538
LG Uplus Corp.	7,151	84,719
Lotte Chemical Corp.	387	105,061
MedPacto, Inc.(2)	1,418	100,441

Security	Shares	Value
Medytox, Inc.	1,454	$227,771
Mezzion Pharma Co., Ltd.(2)	1,299	176,107
Naver Corp.	2,191	705,550
NCsoft Corp.	372	276,722
Nong Shim Co., Ltd.	592	151,489
Orion Corp. of Republic of Korea	1,268	133,193
POSCO	1,531	500,353
S-Oil Corp.(2)	2,051	159,294
S1 Corp.	1,533	112,243
Samsung Biologics Co., Ltd.(2)(3)	629	452,069
Samsung C&T Corp.	2,297	279,532
Samsung Electro-Mechanics Co., Ltd.	1,243	198,644
Samsung Electronics Co., Ltd.	49,905	3,637,350
Samsung Heavy Industries Co., Ltd.(2)	11,850	79,526
Samsung SDI Co., Ltd.	523	305,265
Samsung SDS Co., Ltd.	1,370	224,673
Seegene, Inc.	1,860	156,169
Shinhan Financial Group Co., Ltd.	4,669	167,783
SK Holdings Co., Ltd.	913	225,638
SK Hynix, Inc.	5,440	620,602
SK Innovation Co., Ltd.(2)	2,869	693,936
SK Telecom Co., Ltd.	689	187,666
Yuhan Corp.	3,861	222,609
Zyle Motor Sales Corp.(2)	5,113	5,976

		$19,609,606

Sri Lanka — 0.6%
Ceylon Tobacco Co. PLC	38,480	$188,762
Chevron Lubricants Lanka PLC	343,215	159,436
Commercial Bank of Ceylon PLC	348,039	141,880
Dialog Axiata PLC	2,513,619	161,681
Hatton National Bank PLC	224,477	145,549
Hemas Holdings PLC	285,028	116,191
John Keells Holdings PLC	1,229,887	878,146
Lanka IOC PLC	537,378	51,687
Melstacorp PLC	1,076,258	245,323
National Development Bank PLC	184,215	70,534
Sampath Bank PLC	512,856	129,820
Teejay Lanka PLC	836,829	168,678

		$2,457,687

Taiwan — 4.9%
Accton Technology Corp.	10,000	$113,231
Acer, Inc.	119,519	146,075
Advantech Co., Ltd.	8,697	110,042
AirTAC International Group	10,178	424,791
ASE Technology Holding Co., Ltd.	48,561	202,924
Asustek Computer, Inc.	7,325	98,108
AU Optronics Corp.(2)	187,837	219,892
Catcher Technology Co., Ltd.	20,183	142,426
Cathay Financial Holding Co., Ltd.	65,916	123,054
Center Laboratories, Inc.	141,079	336,795

Security	Shares	Value
Cheng Shin Rubber Industry Co., Ltd.	110,672	$213,453
China Motor Corp.(2)	40,926	104,828
China Steel Corp.	288,734	404,086
Chunghwa Telecom Co., Ltd.	201,746	822,382
CTBC Financial Holding Co., Ltd.	171,275	139,391
Delta Electronics, Inc.	23,151	248,015
E.Sun Financial Holding Co., Ltd.	133,890	129,027
Eclat Textile Co., Ltd.	18,159	347,695
EVA Airways Corp.	463,861	312,268
Evergreen International Storage & Transport Corp.	151,000	132,235
Evergreen Marine Corp.(2)	105,441	296,640
Far Eastern Department Stores, Ltd.	212,990	190,531
Far Eastern New Century Corp.	156,695	185,843
Far EasTone Telecommunications Co., Ltd.	139,084	323,864
Feng Hsin Steel Co., Ltd.	32,260	101,819
Formosa Chemicals & Fibre Corp.	82,014	265,890
Formosa Petrochemical Corp.	112,320	415,141
Formosa Plastics Corp.	131,183	495,918
Formosa Taffeta Co., Ltd.	182,149	215,428
Fubon Financial Holding Co., Ltd.	51,596	118,229
Giant Manufacturing Co., Ltd.	18,208	231,220
Great Wall Enterprise Co., Ltd.	151,102	323,568
Hiwin Technologies Corp.	26,082	393,499
Hon Hai Precision Industry Co., Ltd.	131,443	540,368
Hota Industrial Manufacturing Co., Ltd.	25,659	94,392
Hotai Motor Co., Ltd.	22,000	473,396
Inventec Corp.	178,966	173,645
Kenda Rubber Industrial Co., Ltd.	58,902	96,365
Largan Precision Co., Ltd.	1,795	198,578
MediaTek, Inc.	17,462	732,052
Mega Financial Holding Co., Ltd.	128,303	149,749
Merida Industry Co., Ltd.	17,657	210,046
Nan Kang Rubber Tire Co., Ltd.	95,253	147,679
Nan Ya Plastics Corp.	147,214	462,616
Novatek Microelectronics Corp.	9,000	198,565
Pegatron Corp.	54,028	141,480
PharmaEssentia Corp.(2)	45,064	142,168
Pou Chen Corp.	151,819	192,780
President Chain Store Corp.	32,664	315,701
Quanta Computer, Inc.	42,508	148,778
Radium Life Tech Co., Ltd.	1	1
Realtek Semiconductor Corp.	6,002	113,227
Ruentex Development Co., Ltd.	56,790	107,696
Sanyang Motor Co., Ltd.	66,866	77,400
St. Shine Optical Co., Ltd.	22,000	252,390
Tainan Spinning Co., Ltd.	224,822	227,618
Taiwan Cement Corp.	156,441	291,157
Taiwan Mobile Co., Ltd.	102,296	365,938
Taiwan Semiconductor Manufacturing Co., Ltd.	158,369	3,335,189
Teco Electric & Machinery Co., Ltd.	120,000	149,442
Tong Yang Industry Co., Ltd.	105,608	143,850
TTY Biopharm Co., Ltd.	134,096	342,326

Security	Shares	Value
Tung Ho Steel Enterprise Corp.	48,060	$101,817
Uni-President Enterprises Corp.	231,831	620,949
United Microelectronics Corp.	156,090	311,323
Walsin Lihwa Corp.	270,000	293,722
Wan Hai Lines, Ltd.	72,962	246,460
Wei Chuan Foods Corp.	179,000	157,346
Win Semiconductors Corp.	8,000	104,357
Yageo Corp.	9,000	173,338
Yang Ming Marine Transport(2)	179,621	507,263
Yieh Phui Enterprise Co., Ltd.(2)	212,046	164,395

		$20,833,870

Thailand — 4.7%
Advanced Info Service PCL(7)	122,000	$669,460
Airports of Thailand PCL(7)	412,100	819,061
Asset World Corp. PCL(2)(7)	2,001,200	305,507
Bangkok Bank PCL(7)	68,500	266,836
Bangkok Chain Hospital PCL(7)	974,100	566,237
Bangkok Dusit Medical Services PCL(7)	2,006,600	1,397,599
Bangkok Expressway & Metro PCL(7)	1,065,400	273,539
Bangkok Land PCL(7)	4,163,800	144,421
Banpu PCL(7)	365,500	144,102
BTS Group Holdings PCL(7)	685,200	196,856
Bumrungrad Hospital PCL(7)	234,200	1,006,052
Carabao Group PCL(7)	27,500	99,238
Central Pattana PCL(7)	204,100	341,794
Central Retail Corp. PCL(2)(7)	464,366	520,870
CH. Karnchang PCL(2)(7)	187,120	100,870
Charoen Pokphand Foods PCL(7)	188,700	175,609
Chularat Hospital PCL(7)	3,228,500	323,498
CP ALL PCL(2)(7)	279,400	560,539
Delta Electronics (Thailand) PCL(7)	195,200	2,207,480
Electricity Generating PCL(7)	35,200	199,268
Energy Absolute PCL(7)	157,000	306,609
Global Power Synergy PCL(7)	43,300	100,985
Gulf Energy Development PCL(7)	396,400	438,370
Hana Microelectronics PCL(7)	287,900	512,002
Home Product Center PCL(7)	409,255	184,939
Indorama Ventures PCL(7)	172,600	265,608
IRPC PCL(7)	914,800	121,121
Jasmine International PCL(7)	1,311,400	122,128
Jay Mart PCL(7)	333,000	435,174
Kasikornbank PCL(7)	70,700	299,252
KCE Electronics PCL(7)	281,900	525,813
Land & Houses PCL(7)	489,100	135,749
Mega Lifesciences PCL(7)	324,800	361,759
Minor International PCL(2)(7)	400,144	384,875
Pruksa Holding PCL(7)	276,500	113,634
PTG Energy PCL(7)	277,800	179,326
PTT Exploration & Production PCL(7)	126,898	482,508
PTT Global Chemical PCL(7)	198,700	430,808
PTT PCL(7)	751,500	961,906

Security	Shares	Value
Quality House PCL(7)	2,194,346	$167,691
Samart Corp. PCL(2)(7)	556,600	187,617
Siam Cement PCL(7)	35,800	530,520
Siam City Cement PCL(7)	39,783	231,687
Siam Commercial Bank PCL(7)	45,300	152,597
Siam Global House PCL(7)	305,154	219,085
Sino-Thai Engineering & Construction PCL(7)	251,357	116,893
Sri Trang Agro-Industry PCL(7)	89,600	135,965
Thai Beverage PCL(7)	772,600	414,773
Thai Oil PCL(7)	122,400	231,676
Total Access Communication PCL(7)	197,600	207,465
True Corp. PCL(7)	2,633,690	275,504
VGI PCL(7)	729,400	144,989
WHA Corp. PCL(7)	1,909,300	206,959

		$19,904,823

Tunisia — 0.7%
Attijari Bank(2)	12,409	$149,772
Banque de Tunisie(2)	137,839	327,772
Banque Internationale Arabe de Tunisie	4,129	177,983
Banque Nationale Agricole(2)	65,193	177,321
Carthage Cement(2)	597,550	484,931
Euro Cycles S.A.	20,636	221,454
Poulina Group	121,415	576,540
Societe d’Articles Hygieniques S.A.	26,297	120,097
Societe Frigorifique et Brasserie de Tunis S.A.	93,947	667,194
Telnet Holding	51,326	150,602
Union Internationale de Banques S.A.(2)	15,493	94,252

		$3,147,918

Turkey — 2.2%
AG Anadolu Grubu Holding AS	29,984	$77,918
Akbank T.A.S.	173,896	102,721
Aksa Akrilik Kimya Sanayii AS	41,402	82,063
Anadolu Efes Biracilik ve Malt Sanayii AS	70,980	199,918
Arcelik AS	105,751	439,070
Aselsan Elektronik Sanayi Ve Ticaret AS	76,886	139,403
Aygaz AS	214,571	356,783
Bera Holding AS(2)	64,248	254,091
BIM Birlesik Magazalar AS	79,132	620,314
EGE Endustri VE Ticaret AS	780	133,645
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	568,548	125,364
Enka Insaat ve Sanayi AS	223,270	211,962
Eregli Demir ve Celik Fabrikalari TAS	177,114	406,509
Ford Otomotiv Sanayi AS	27,641	587,456
Haci Omer Sabanci Holding AS	124,627	122,081
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(2)	90,659	137,494
Is Gayrimenkul Yatirim Ortakligi AS(2)	294,820	66,342
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(2)	200,727	173,759
KOC Holding AS	130,494	289,371
Koza Altin Isletmeleri AS(2)	11,612	157,706
Koza Anadolu Metal Madencilik Isletmeleri AS(2)	96,193	159,680
Logo Yazilim Sanayi Ve Ticaret AS	16,770	327,868
Mavi Giyim Sanayi Ve Ticaret AS, Class B(2)(3)	16,665	87,487
Migros Ticaret AS(2)	29,279	128,476
MLP Saglik Hizmetleri AS(2)(3)	115,614	341,537

Security	Shares	Value
Petkim Petrokimya Holding AS(2)	333,696	$270,202
Selcuk Ecza Deposu Ticaret ve Sanayi AS	167,309	203,051
Tofas Turk Otomobil Fabrikasi AS	48,438	174,864
Turk Hava Yollari AO(2)	92,141	136,030
Turk Telekomunikasyon AS	271,014	208,342
Turkcell Iletisim Hizmetleri AS	536,300	959,929
Turkiye Garanti Bankasi AS	132,898	115,841
Turkiye Is Bankasi AS, Class C	182,514	107,784
Turkiye Petrol Rafinerileri AS(2)	104,403	1,106,835
Turkiye Sise ve Cam Fabrikalari AS	252,910	229,407
Ulker Biskuvi Sanayi AS(2)	45,810	122,048
Vestel Elektronik Sanayi ve Ticaret AS(2)	32,694	113,844

		$9,477,195

United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	244,653	$416,700
Agthia Group PJSC	54,046	92,714
Air Arabia PJSC(2)	617,797	214,452
Aldar Properties PJSC	448,750	427,659
Dana Gas PJSC	1,146,811	256,749
Dubai Investments PJSC	333,181	139,293
Dubai Islamic Bank PJSC	185,711	224,668
Emaar Development PJSC(2)	214,000	158,939
Emaar Malls PJSC(2)	290,300	144,715
Emaar Properties PJSC	406,552	410,449
Emirates Telecommunications Group Co. PJSC	245,119	1,413,254
First Abu Dhabi Bank PJSC	191,236	740,117
Network International Holdings PLC(2)(3)	54,200	314,515

		$4,954,224

Vietnam — 1.1%
Bank for Foreign Trade of Vietnam JSC	71,355	$308,411
Bao Viet Holdings	76,930	190,324
FLC Faros Construction JSC(2)	2	1
Hoa Phat Group JSC	434,244	1,092,965
Hoang Anh Gia Lai International Agriculture JSC(2)	107,600	53,561
Kinh Bac City Development Share Holding Corp.(2)	60	97
Masan Group Corp.	68,380	289,700
No Va Land Investment Group Corp.(2)	30,038	170,674
PetroVietnam Drilling & Well Services JSC(2)	83,085	68,171
PetroVietnam Gas JSC	34,640	124,779
PetroVietnam Technical Services Corp.	141,700	122,405
Phu Nhuan Jewelry JSC	3	13
Saigon Beer Alcohol Beverage Corp.	24,110	174,948
Vietjet Aviation JSC(2)	150,066	812,700
Vietnam Dairy Products JSC	114,292	462,483
Vincom Retail JSC(2)	131,380	181,598
Vingroup JSC(2)	107,687	609,928
Vinhomes JSC(2)(3)	55,400	238,010

		$4,900,768

Total Common Stocks (identified cost $299,818,791)		$422,816,325

Exchange-Traded Funds — 0.0%(8)

Security	Shares	Value
NewGold Issuer, Ltd.(2)(4)	1,955	$36,466

Total Exchange-Traded Funds (identified cost $34,732)		$36,466

Short-Term Investments — 0.3%

Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(9)	1,215,748	$1,215,748

Total Short-Term Investments (identified cost $1,215,748)		$1,215,748

Total Investments — 99.2% (identified cost $301,069,271)		$424,068,539

Other Assets, Less Liabilities — 0.8%		$3,324,174

Net Assets — 100.0%		$427,392,713

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

All or a portion of this security was on loan at April 30, 2021. The aggregate market value of securities on loan at April 30, 2021 was $9,463,373 and the total market value of the collateral received by the Fund was $10,063,519, comprised of cash of $1,215,748 and U.S. government and/or agencies securities of $8,847,771.

(2)	Non-income producing security.

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $10,206,757 or 2.4% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of these securities is $4,971,379 or 1.2% of the Fund’s net assets.

(6)	Securities are traded on separate exchanges for the same entity.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Amount is less than 0.05%.

(9)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	12.0%	$51,522,562
Materials	10.3	43,971,117
Industrials	10.2	43,477,851
Consumer Staples	10.0	42,893,092
Consumer Discretionary	9.7	41,597,581
Communication Services	9.7	41,268,374
Information Technology	9.6	40,971,577
Health Care	9.5	40,496,466
Energy	8.2	34,921,763
Real Estate	5.2	22,261,274
Utilities	4.5	19,434,668
Short-Term Investments	0.3	1,215,748
Exchange-Traded Funds	0.0 *	36,466

Total Investments	99.2%	$424,068,539

*	Amount is less than 0.05%.

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

The Fund did not have any open derivative instruments at April 30, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$10,764,122	$196,793,928		$245,095	$207,803,145
Emerging Europe	3,783,293	61,770,543		—	65,553,836
Latin America	62,016,824	135,947		—	62,152,771
Middle East/Africa	2,249,355	81,034,884		4,022,334	87,306,573
Total Common Stocks	$78,813,594	$339,735,302	**	$4,267,429	$422,816,325
Exchange-Traded Funds	$—	$—		$36,466	$36,466
Short-Term Investments	1,215,748	—		—	1,215,748
Total Investments	$80,029,342	$339,735,302		$4,303,895	$424,068,539

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended April 30, 2021 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.